Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Statements Of Financial Condition [Abstract]
Investments in U.S. Treasury notes, amortized cost	$ 16,975,256	$ 19,948,217
Cash denominated in foreign currencies, cost	3,606,813	7,806,800
INVESTMENTS IN U.S. TREASURY NOTES, amortized cost	$ 84,618,660	$ 113,491,358